INCOME TAX - income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax provision:
State	$ 464	$ 367	$ 147
Foreign	9,463	8,660	5,065
Deferred tax provision:
Foreign	(1,216)	(707)	(503)
Income tax	$ 8,711	$ 8,320	$ 4,709